Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement
The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2018	2017	2016

BOLI Insurance	$495,290	$528,425	$511,854
Mortgage Loan Origination Income	362,712	340,395	451,476
Other Income	289,559	446,144	385,586

Total Other Income	$1,147,561	$1,314,964	$1,348,916

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement
The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Operating Expense	2018	2017	2016
Advertising	$639,684	$649,612	$783,303
Office Supplies	975,428	1,008,541	702,705
Legal and Audit Fees	560,594	515,273	497,986
FDIC and State Assessment	350,502	417,047	702,705
Telephone Expense	520,081	529,747	446,628
Postage and Freight	566,723	544,722	499,611
Loan Collection Expense	287,921	471,779	380,093
Other Losses	243,461	463,415	445,792
Debit Card/ATM expense	470,606	413,058	378,748
Travel and Convention	207,007	254,594	254,229
Other expenses	2,582,622	2,802,677	2,582,683
Total Other Expense	$7,404,629	$8,070,465	$7,674,483